Statements of Cash Flows	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Cash Flows from Operating Activities
Net loss	¥ (241,700)	$ (33,113)
Changes in operating assets and liabilities:
Amounts due to a related party	241,700	33,113
Net cash used in operating activities
CASH FLOWS USED IN FINANCING ACTIVITIES
Net change in cash
Cash, beginning of the period
Cash, end of the period
Distoken Acquisition Corporation [Member]
Cash Flows from Operating Activities
Net loss		37,131		1,304,731		$ (2,155)
Adjustments for:
Interest earned on investments held in Trust Account		(1,956,597)	(1,956,597)	(2,908,568)	¥ (2,908,568)
Changes in operating assets and liabilities:
Increase in trade receivables				28
Prepaid expenses		32,117		(61,366)		(2,000)
Accounts payable and accrued expenses		907,802		204,769		305
Chinese taxes payable				630,367
Chinese VAT and surcharges payable		131,483		195,456	195,456
(Decrease)/increase in tax payable		12,377		434,911	434,911
Net cash flows generated from operating activities from continuing operations | ¥					(830,039)		¥ (3,850)
Net cash used in operating activities		(835,687)		(830,039)		(3,850)
CASH FLOWS USED IN INVESTING ACTIVITIES
Investment of cash in Trust Account				(70,380,000)
Cash deposited in Trust Account for extension payments		(360,000)		(60,000)
Cash withdrawn from Trust Account in connection with redemption		36,300,937		31,907,588
Net cash flows used in investing activities from continuing operations | ¥					(38,532,412)
Total Net cash flows from/(used in) investing activities		35,940,937		(38,532,412)
CASH FLOWS USED IN FINANCING ACTIVITIES
Proceeds from sale of Units, net of underwriting discounts paid				66,930,000
Proceeds from sale of Private Units				5,450,000
Proceeds from sale of Representative warrants				100
Advances from the Sponsor				35,430		157,017
Repayment of advances from the Sponsor				(251,969)
Repayment of promissory note – the Sponsor				(150,000)
Payment of offering costs		(70,000)		(647,036)		(153,167)
Proceeds from promissory note –Sponsor		764,274
Proceeds from due from Sponsor		60,000
Proceeds from extension notes – Sponsor		360,000
Redemption of ordinary shares		(36,300,937)		(31,907,588)
Net cash flows used in financing activities from continuing operations | ¥					39,458,937		3,850
Total Net cash flows generated used in financing activities		(35,186,663)		39,458,937		3,850
Net change in cash		(81,413)		96,486
Cash, beginning of the period		96,486
Cash, end of the period		15,073		96,486
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs				70,000		297,049
Accretion of ordinary shares to redemption value		2,946,963	2,946,963	12,089,247	12,089,247
Youlife International Holdings Inc [Member]
Cash Flows from Operating Activities
Net loss		(7,174,000)	(52,376,000)	13,980,000	99,263,000		(223,534,000)
Net profit		(7,176,000)	(52,388,000)	13,668,000	97,046,000		(97,315,000)
Net profit from discontinued operations				2,503,000	17,774,000		(6,220,000)
Net profit/(loss) from continuing operations		(7,176,000)	(52,388,000)	11,165,000	79,272,000		(91,095,000)
Adjustments for:
Depreciation of items of property and equipment		1,380,000	10,070,000	1,173,000	8,317,000		3,842,000
Amortization of right-of-use assets		2,028,000	14,802,000	2,154,000	15,296,000		13,462,000
Amortization of other intangible assets		246,000	1,793,000	460,000	8,103,000		5,530,000
Gain on dissolution of subsidiaries and branches		1,208,000	8,820,000	(4,129,000)	(29,312,000)		(16,010,000)
Fair value gains/(loss) from financial assets at fair value through profit or loss		2,911,000	21,248,000	(5,141,000)	(36,500,000)		(38,336,000)
Fair value gains/(loss) from financial assets at fair value through profit or loss							2,180,000
(Reversal)/provision for credit loss of trade receivables		250,000	1,827,000		(2,371,000)		26,246,000
Reversal of credit loss of other receivables		(224,000)	(1,637,000)		(9,590,000)		41,254,000
Loss from disposal of equity investment		8,085,000	59,018,000
Impairment of trade receivables				(334,000)	(2,371,000)		26,246,000
Impairment of prepayments and other receivables				(1,351,000)	(9,590,000)		41,254,000
Foreign exchange differences, net		(3,000)	(24,000)	(533,000)	(3,783,000)		(17,039,000)
Share-based payment expense							20,811,000
Changes in operating assets and liabilities:
Increase in trade receivables				(19,830,000)	(140,792,000)		(15,261,000)
Increase in accounts receivables		(3,729,000)	(27,216,000)		(140,792,000)		(15,261,000)
(Increase) /decrease in prepayments, other receivables and other assets		(1,034,000)	(7,551,000)	(351,000)	(2,493,000)		48,474,000
Increase/(decrease) in accounts payables		(4,377,000)	(31,952,000)		64,728,000		16,396,000
(Increase)/decrease in inventories		(61,000)	(444,000)	710,000	5,039,000		(8,301,000)
(Increase)/decrease in deferred tax assets, net		1,003,000	7,322,000	(4,996,000)	(35,469,000)
Increase/(decrease) in contract liability		(2,643,000)	(19,290,000)	5,153,000	36,583,000		749,000
Increase in trade and bills payables				9,117,000	64,728,000		16,396,000
Increase in other payables and accruals		4,033,000	29,440,000	11,601,000	82,363,000		(30,618,000)
Increase in right-of-use assets				(154,000)	(1,091,000)		(20,120,000)
Decrease in lease liabilities		(1,261,000)	(9,202,000)	(1,142,000)	(8,105,000)		(7,358,000)
(Decrease)/increase in tax payable		223,000	1,627,000	(2,124,000)	(15,077,000)		(7,628,000)
Net cash flows generated from operating activities from continuing operations		859,000	6,263,000	1,448,000	10,278,000		(77,152,000)
Net cash flows generated from operating activities from discontinued operations				172,000	1,223,000		59,894,000
Net cash used in operating activities		859,000	6,263,000	1,620,000	11,501,000		(17,258,000)
CASH FLOWS USED IN INVESTING ACTIVITIES
Purchases of items of property and equipment		(154,000)	(1,126,000)	(13,331,000)	(94,652,000)		(10,630,000)
Purchases of items of intangible assets		(16,000)	(116,000)	(1,223,000)	(8,675,000)		(3,807,000)
Purchases of items of other non-current assets							(51,307,000)
Net cash paid for business acquisitions		(1,320,000)	(9,634,000)
Short-term investment				11,864,000	84,230,000		18,770,000
Net cash flows used in investing activities from continuing operations		(1,490,000)	(10,876,000)	(2,690,000)	(19,097,000)		(46,974,000)
Net cash flows used in investing activities from discontinued operations				(494,000)	(3,508,000)		(4,700,000)
Total Net cash flows from/(used in) investing activities		(1,490,000)	(10,876,000)	(3,184,000)	(22,605,000)		(51,674,000)
CASH FLOWS USED IN FINANCING ACTIVITIES
Capital contribution from non-controlling shareholders							2,085,000
Dividends paid to non-controlling interests		(174,000)	(1,269,000)				(2,990,000)
Proceeds from issuance of convertible redeemable preferred shares							14,499,000
Payment for listing expenses		(1,927,000)	(14,069,000)	(6,541,000)	(46,442,000)		(22,315,000)
New bank and other borrowings		6,173,000	45,061,000	4,968,000	35,274,000
Repayment of bank and other borrowings		(3,490,000)	(25,474,000)	(1,268,000)	(9,000,000)		(32,000,000)
Repayment of advances from third parties		(8,022,000)	(58,554,000)	(13,592,000)	(96,500,000)
Net cash flows used in financing activities from continuing operations		(7,440,000)	(54,305,000)	(16,433,000)	(116,668,000)		(40,721,000)
Net cash flows used in financing activities from discontinued operations				(16,221,000)	(115,170,000)		58,342,000
Total Net cash flows generated used in financing activities		(7,440,000)	(54,305,000)	(32,654,000)	(231,838,000)		17,621,000
Net (decrease)/increase in cash and cash equivalents from continuing operations		(8,071,000)	(58,918,000)	(17,675,000)	(125,487,000)		(164,847,000)
Net decrease in cash and cash equivalents from discontinued operations				(16,543,000)	(117,455,000)		113,536,000
Effect of foreign exchange rate changes, net		3,000	24,000	413,000	2,931,000		3,989,000
Cash and cash equivalents at beginning of year from continuing operations		25,403,000	185,425,000	43,378,000	307,981,000		468,838,000
Cash and cash equivalents at beginning of the year from discontinued operations		483,000	3,525,000	17,040,000	120,980,000		7,445,000
Less: cash and cash equivalents at end of the year from discontinued operations				483,000	3,525,000	17,040,000	120,980,000
Cash and cash equivalents at end of the year from continuing operations	¥ 126,531,000	17,335,000	126,531,000	25,403,000	185,425,000	$ 43,378,000	307,981,000
Cash and cash equivalents at end of year		17,335,000	126,531,000	26,613,000	188,950,000		428,961,000
Less: cash and cash equivalents at end of the year from discontinued operations				496,000	3,525,000		120,980,000
Cash and cash equivalents at end of the year from continuing operations				26,117,000	185,425,000		307,981,000
Supplemental disclosures of cash flow information:
Income taxes paid		814,000	5,939,000	1,333,000	9,467,000		24,311,000
Interest received				$ 18,000	127,000		5,155,000
Interest received		59,000	431,000		127,000		5,155,000
Non-Cash investing and financing activities:
Amortization of other intangible assets | ¥			1,793,000		¥ 3,263,000		¥ 1,200,000
Cash and cash equivalents at beginning of the year from discontinued operations		$ (483,000)	¥ (3,525,000)